NET LOSS PER SHARE OF COMMON STOCK - Anti-dilutive securities (Details) - ENERGY VAULT HOLDINGS, INC - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Anti-dilutive securities
Total	12,934,922	9,153,409
Stock options
Anti-dilutive securities
Total	177,000	85,000
Convertible Preferred Stock
Anti-dilutive securities
Total	12,658,312	8,338,666
Unvested Common Stock
Anti-dilutive securities
Total	99,610	729,743